PROSPECTUS

May 1, 2001
(as supplemented through July 6, 2001)

VAN NESS FUNDS

- VAN NESS S&P 500 INDEX FUND
- VAN NESS EXTENDED MARKET INDEX FUND
- VAN NESS INTERNATIONAL INDEX FUND
- VAN NESS TOTAL BOND INDEX FUND
- VAN NESS MONEY MARKET FUND

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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Van Ness Funds -- Prospectus

Table of Contents

1     Please Read this Prospectus

1     Who Can Invest in the Funds?

1     What is the Investment Philosophy Behind the Van Ness Funds?

1     What is Indexing?

1     What is a Master-Feeder Fund Structure?

2     The Van Ness Fund Family

3     Fund Profiles

      3    - Van Ness S&P 500 Index Fund

      7    - Van Ness Extended Market Index Fund

      11   - Van Ness International Index Fund

      15   - Van Ness Total Bond Index Fund

      19   - Van Ness Money Market Fund

23    Why Invest in Index Funds?

23    What do Large-Cap, Mid-Cap or Small Cap Mean?

23    More Information on the Portfolios and the Funds

25    The Funds' Management

27    The Funds' Structure

27    Pricing of Fund Shares

28    How to Buy and Sell Shares of the Van Ness Funds

31    Buying a Dividend

31    Dividends and Other Distributions

31    Tax Consequences

32    Glossary of Investment Terms

33    Financial Highlights

38    More Information


No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Statement of Additional Information, and if given or made, such information or representations may not be relied upon as having been authorized by the Funds. This Prospectus does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made.

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Van Ness Funds -- Prospectus

PLEASE READ THIS PROSPECTUS

This Prospectus discusses the investment objective, risks, and strategies of each of the five Van Ness Funds. Prior to the date of this Prospectus, the Funds were known as the Whatifi Funds. There are currently four Van Ness Index Funds and the Van Ness Money Market Fund. Please keep this Prospectus for future reference.

WHO CAN INVEST IN THE FUNDS?

The Funds described in this Prospectus were created for online investors with a long-term investing outlook. To purchase shares of a Fund, please follow the instructions on the web site from which you were referred. You will also need to complete the Van Ness Funds Account Application process and follow the instructions under "How to Buy and Sell Shares" further on in this Prospectus.

In order to invest in the Funds, you must consent to receive all information about the Funds electronically, both to open an account and during the time you own shares of a Fund. You must also maintain your e-mail account; however, paper information will be provided to you free, upon request. Send your request to:

            Van Ness Funds, P.O. Box 182113, Columbus, OH 43218-2113.

If the Securities and Exchange Commission ("SEC") allows shareholders who have revoked their consent to be charged for paper delivery of shareholder information, such shareholders will be charged a fee to offset the costs of printing, shipping and handling paper information.

WHAT IS THE INVESTMENT PHILOSOPHY BEHIND THE VAN NESS FUNDS?

We believe that optimal performance is closely aligned with a practical, long-term and cost-effective approach to investing. The Funds described in this Prospectus were created for the online investor. In combination, they allow for diversification across different asset classes. We do not believe in gimmicks, stock picking, market timing or day trading. We believe that sound, long-term investing strategies win the day and look forward to catering to online investors who share our view.

WHAT IS INDEXING?

Index funds are often described as "passively managed" because the portfolio manager looks to the underlying index to determine which securities the fund should own. For example, in the case of the Van Ness S&P 500 Index Fund, the underlying index is the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index").* The alternative is an "actively managed" approach where investment decisions relating to the fund's holdings are based upon the particular methodologies and judgments of a portfolio manager.

WHAT IS A MASTER/FEEDER FUND STRUCTURE?

The Van Ness Funds are feeder funds investing all of their assets in a corresponding master fund (a "Portfolio" or "Master Portfolio"). A master/feeder structure is a two-tier structure that consists of a master portfolio investing in securities, and a feeder fund investing in the master portfolio. Barclays Global Fund Advisors ("BGFA") serves as the investment adviser to each of the Master Portfolios in which the Funds invest. BGFA is a subsidiary of Barclays Global Investors, N.A., the world's largest institutional investment adviser. As of December 31, 2000, BGFA and its affiliates provided investment advisory services for over $800 billion of assets.

--------------------------------------------------------------------------------
* "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Whatifi Financial, Inc., the parent of the Funds' investment adviser, Whatifi Asset Management, Inc. The S&P 500 Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation, regarding the advisability of investing in the S&P 500 Fund.

--------------------------------------------------------------------------------
Van Ness Funds -- Prospectus                                                   1

Since the investment characteristics and investment risks of the Funds are aligned with those of each Fund's corresponding Master Portfolio, the following discussion regarding each Fund's investment objective, policies and risks also includes a description of the investment objective, policies and risks associated with the investments of each corresponding Master Portfolio. Each Fund's performance will correspond to the performance of the related Master Portfolio, except that the Fund's performance will be lower because its performance reflects the fees and expenses of both the Fund and the Master Portfolio. Like all mutual funds, each Fund is subject to investment risks. You may lose money if you invest in the Funds.

THE VAN NESS FUND FAMILY

There are three Van Ness stock index funds, a bond index fund, and a money market fund. Each index fund ("Index Fund") seeks to track a different segment of the U.S. and international markets:

--------------------------------------------------------------------------------
                                      Seeks to approximate as closely as
INDEX FUND                            practicable before fees and expenses:
--------------------------------------------------------------------------------
Van Ness S&P 500 Index Fund           The performance of the S&P 500 Index
--------------------------------------------------------------------------------
Van Ness Extended Market Index Fund   The performance of the Wilshire 4500 Index
--------------------------------------------------------------------------------
Van Ness International Index Fund     The performance of the Morgan Stanley
                                      Capital International EAFE Index
--------------------------------------------------------------------------------
Van Ness Total Bond Index Fund        The performance of the Lehman Brothers
                                      Government/Credit Bond Index
--------------------------------------------------------------------------------

The Van Ness Money Market Fund seeks to provide shareholders with a high level of income, while preserving capital and liquidity, by investing in high-quality, short-term investments.

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Van Ness Funds -- Prospectus                                                   2

FUND PROFILES

This Prospectus contains profiles that summarize key features of each Fund. Following the profiles, you will find important additional information about the Funds.

FUND PROFILE - Van Ness S&P 500 Index Fund

The following profile summarizes important aspects of the Van Ness S&P 500 Index Fund.

INVESTMENT OBJECTIVE

The Fund's goal is to approximate as closely as practicable, before fees and expenses, the performance of the S&P 500 Index.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing all of its assets in the S&P 500 Index Master Portfolio ("S&P 500 Portfolio"), a series of Master Investment Portfolio, a registered open-end management investment company advised by BGFA. The S&P 500 Portfolio seeks to provide investment results that correspond (before fees and expenses) to the total return of the publicly traded common stocks as represented by the S&P 500 Index. The S&P 500 Index consists of the common stocks of 500 leading, large capitalization U.S. companies from a broad range of industries.

Under normal market conditions, the S&P 500 Portfolio invests at least 90% of its total assets in the same stocks and in substantially the same percentages as the S&P 500 Index. This is sometimes called a replication method of following an index. Over time, the S&P 500 Portfolio attempts to achieve in both rising and falling markets, a correlation of at least 95% between the capitalization-weighted total return of its net assets before fees and expenses and that of the S&P 500 Index. A correlation of 100% means the total return of the S&P 500 Portfolio's assets would increase and decrease the same as the S&P 500 Index.

PRINCIPAL RISKS

The Fund is subject to several risks, any of which could cause you to lose money.

The Fund's total return, like stock prices generally, will fluctuate within a wide range, so you could lose money over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The Fund is also subject to investment style risk, which is the risk that returns from large-capitalization stocks, like other stock classes, will trail returns from other asset classes or the overall stock market.
Large-capitalization stocks tend to go through cycles of doing better (or worse) than the stock market in general. These periods can and have, in the past, lasted for as long as several years.

The Fund is also subject to tracking error risk, which is the risk that it will not closely track the S&P 500 Index. For example, the S&P 500 Portfolio will need to maintain cash to pay redemptions and expenses and this may affect the performance of the S&P 500 Index Fund.

No attempt is made to individually select stocks because the S&P 500 Portfolio is managed by determining which securities are to be bought or sold to replicate, to the extent feasible, the S&P 500 Index.

--------------------------------------------------------------------------------
Van Ness Funds -- Prospectus                                                   3

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. This performance includes the performance of the S&P 500 Portfolio in which the Fund currently invests 100% of its assets. The S&P 500 Portfolio was organized on July 2, 1993 and operates as master in a master-feeder structure. The performance shown in the bar chart and table represents the actual performance of the Fund since July 11, 2000, its inception date, through December 31, 2000, and the actual performance of the S&P 500 Portfolio from July 2, 1993, its inception date, through July 10, 2000.

The Fund's returns shown below in the bar chart and table have been adjusted to account for estimated expenses payable at the Fund level, but do not take into account fee waivers and reimbursements. The average annual total return table compares the Fund's average annual total return with the return of the corresponding index for one and five years and since inception. Past performance is not necessarily an indication of future performance.

[The following information was depicted as a bar chart in the printed material]

                               S&P 500 INDEX FUND

         1994     1995     1996     1997     1998    1999     2000
         ----     ----     ----     ----     ----    ----     ----
         -0.86%   35.58%   21.62%   31.29%   24.1%   19.53%   -9.50%

During the period shown in the bar chart, the highest return for a calendar quarter was 17.12% (quarter ended 6/30/97) and the lowest return for a quarter was -10.18% (quarter ended 9/30/98).

S&P 500 INDEX FUND
Average Annual Total Returns (As of December 31, 2000)
--------------------------------------------------------------------------------
                                    1 Year      5 Years       Since Inception
                                                              July 2, 1993*
--------------------------------------------------------------------------------
  S&P 500 Index Fund                -9.50%      17.13%        16.27%
--------------------------------------------------------------------------------
  S&P 500 Index                     -9.11%      18.35%        17.69%
================================================================================

--------------------------------------------------------------------------------
*     The S&P 500 Index is calculated from July 1, 1993.
--------------------------------------------------------------------------------

Van Ness Funds -- Prospectus                                                   4

FEES AND EXPENSES(1)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases                 None
   (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                             None
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and Other Distributions                     None
Redemption Fees (within 90 days of purchase)
   (as a percentage of amount redeemed)(2)                       1.00%
Exchange Fee                                                     None
Maximum Account Fee(3)                                           $0

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees(4)                                               0.80%
Distribution and/or Service (12b-1) Fees                         None
Other Expenses(5)                                                None
Total Annual Fund Operating Expenses(4)                          0.80%
Fee Waiver and Expense Reimbursement(6)                          0.25%
Net Operating Expenses                                           0.55%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

===========================================
  1 Year   3 Years    5 Years    10 Years
-------------------------------------------
  $56      $230       $420       $967
===========================================

--------------------------------------------------------------------------------
1 The fees and expenses in the Table and Example below reflect those of both the S&P 500 Portfolio and the Fund.

2 In addition, a wire transfer fee is charged in the case of redemptions made by wire. Such fee is subject to change and is currently $10.

3 While the Fund does not currently charge an account maintenance fee, the Adviser, as an intermediary through which investments in the Fund may be made, may charge additional fees, require higher minimun investments or impose other limitations on the buying and selling of fund shares. For example, the Adviser may apply an annual account maintenance fee (assessed quarterly) upon investors who fail to maintain a minimum account balance. This fee applies to the investor's account with the Adviser and is not a fee charged to the Funds. For more information about these fees, refer to the Adviser's ADV Brochure and the Funds Costs section under the Fund Center of the Investing website from which you were referred to Van Ness Funds.

4 The expenses shown under Annual Fund Operating Expenses are based upon contractual arrangements by which the Adviser pays all expenses of managing and operating the Funds, including also the fees and expenses of the Portfolios, except brokerage expenses, taxes, interest, and extraordinary expenses, from the advisory fee or its own resources. This arrangement is known as an all-inclusive fee. The S&P 500 Portfolio pays BGFA an annual fee at the rate of 0.05% of the Portfolio's average daily net assets. The Fund bears a pro rata portion of this fee; however, the Adviser is contractually required to pay these expenses.

5 "Other Expenses" are estimates for the Fund's current fiscal year. Such expenses are expected to be de minimis.

6 The Adviser has entered into a written expense limitation and reimbursement agreement with the Trust, under which it has agreed to waive its investment advisory fee and reimburse expenses to the extent necessary to maintain Net Operating Expenses at 0.55%. The expense limitation and reimbursement agreement is in effect for an initial term ending June 30, 2001 and will be renewed thereafter automatically for one year terms on an annual basis. The agreement can be changed, terminated or not renewed for the following annual term by the Adviser only upon providing at least thirty days' written notice to the Trust prior to the end of the then current annual term.

--------------------------------------------------------------------------------
Van Ness Funds -- Prospectus                                                   5

ADDITIONAL INFORMATION

' Dividends and Capital Gains. Dividends, if any, are distributed quarterly in March, June, September, and December; capital gains, if any, are distributed annually in December.

'     Investment Adviser. Whatifi Asset Management, Inc., Woburn, Massachusetts

'     Available for IRAs. Yes

' Minimum Initial Investment. $100 (aggregated across the Funds). While the Fund does not currently charge an account maintenance fee, the Adviser, as an intermediary through which investments in the Fund may be made, may charge additional fees, require higher minimum investments or impose other limitations on the buying and selling of fund shares. For example, the Adviser may apply an annual account maintenance fee (assessed quarterly) upon investors who fail to maintain a minimum account balance. This fee, payable to the Adviser, applies to the investor's account with the Adviser and is not a fee charged to the Funds. For more information, refer to the Adviser's ADV Brochure and the Fund Costs area under the Fund Center of the Investing website from which you were referred.

--------------------------------------------------------------------------------
Van Ness Funds -- Prospectus                                                   6

FUND PROFILE - Van Ness Extended Market Index Fund

The following profile summarizes important aspects of Van Ness Extended Market Index Fund.

INVESTMENT OBJECTIVE

The Fund's goal is to match as closely as practicable, before fees and expenses, the performance of the Wilshire 4500 Index.*

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing all of its assets in the Wilshire 4500 Index Master Portfolio (the "Extended Index Portfolio"), a series of Master Investment Portfolio. The Extended Index Portfolio seeks to provide investment results that correspond (before fees and expenses) to the total return of the publicly traded common stocks as represented by the Wilshire 4500 Index. The Wilshire 4500 Index consists of the small to mid capitalization U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market, except those stocks included in the S&P 500 Index. Capitalizations of stocks included in the Wilshire 4500 Index range from less than $1 billion to in excess of $10 billion.

The Extended Index Portfolio invests in a representative sample of the stocks comprising the Wilshire 4500 Index. Stocks are selected for investment by the Extended Index Portfolio in accordance with their capitalization, industry sector and valuation, among other factors so that they will resemble the full index. This is sometimes called a sampling method of following an index.

Under normal market conditions, the Extended Index Portfolio invests at least 90% of its total assets in the stocks comprising the Wilshire 4500 Index. Over time, the Extended Index Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the capitalization-weighted total return of its assets before fees and expenses and that of the Wilshire 4500 Index. A correlation of 100% means the performance of the Extended Market Master Portfolio would increase and decrease exactly the same as the Wilshire 4500 Index.

PRINCIPAL RISKS

The Fund is subject to several risks, any of which could cause you to lose money.

The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The Fund is also subject to investment style risk, which is the chance that returns from mid- or small-capitalization stocks will trail returns from other asset classes or the overall stock market. Small and mid-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market. Smaller companies tend to have fewer products and services and have more limited financial resources than larger companies. Their securities may also trade less frequently and in smaller amounts than those of larger companies.

The Fund is also subject to tracking error risk, which is the risk that it will not closely track the Wilshire 4500 Index. For example, the Extended Index Portfolio will need to maintain cash to pay redemptions and expenses and this may affect the performance of the Extended Market Index Fund.

No attempt is made to manage the portfolio of the Extended Index Portfolio using economic, financial or market analyses. The Extended Index Portfolio is managed by determining which securities are to be purchased or sold to match, to the extent feasible, the capitalization range and returns of the Wilshire 4500 Index.

--------------------------------------------------------------------------------
* "Wilshire Associates," "Wilshire 4500 Equity Index", "Wilshire 4500 Completion Index" and "Wilshire 4500" are trademarks of Wilshire Associates, Inc. The Fund is not sponsored, endorsed, sold or promoted by Wilshire Associates, Inc. and Wilshire Associates, Inc. makes no representation, express or implied, regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
Van Ness Funds -- Prospectus                                                   7

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance for its first complete calendar year. This performance includes the performance of the Extended Index Portfolio in which the Fund currently invests 100% of its assets. The Extended Index Portfolio was organized on March 1, 1999 and operates as master in a master-feeder structure. The performance shown in the bar chart and table represents the actual performance of the Fund since July 11, 2000, its inception date, through December 31, 2000, and the actual performance of the Extended Index Portfolio from March 1, 1999, its inception date, through July 10, 2000.

The Fund's returns shown below in the bar chart and table have been adjusted to account for estimated expenses payable at the Fund level, but do not take into account fee waivers and reimbursements. The average annual total return table compares the Fund's return with the return of the corresponding index for its first complete calendar year and since inception. Past performance is not necessarily an indication of future performance.

[The following information was depicted as a bar chart in the printed material]

                                      2000
                                      ----
                                    -14.77%

During the period shown in the bar chart, the highest return for a calendar quarter was 9.55% (quarter ended 3/31/00) and the lowest return for a quarter was -18.37% (quarter ended 12/31/00).

EXTENDED MARKET INDEX FUND
Average Annual Total Returns (As of December 31, 2000)
--------------------------------------------------------------------------------
                                                              Since Inception
                                                Past Year     March 1, 1999
--------------------------------------------------------------------------------
  Extended Market Index Fund                    -14.77%           7.00%
--------------------------------------------------------------------------------
  Wilshire 4500 Index                           -15.76%           9.85%
================================================================================

--------------------------------------------------------------------------------
Van Ness Funds -- Prospectus                                                   8

FEES AND EXPENSES(1)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                 None
   (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                             None
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and Other Distributions                     None
Redemption Fees (within 90 days of purchase)
   (as a percentage of amount redeemed)(2)                       1.00%
Exchange Fee                                                     None
Maximum Account Fee(3)                                           $0

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees(4)                                               0.80%
Distribution and/or Service (12b-1) Fees                         None
Other Expenses(5)                                                None
Total Annual Fund Operating Expenses(4)                          0.80%
Fee Waiver and Expense Reimbursement(6)                          0.25%
Net Operating Expenses                                           0.55%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

===========================================
  1 Year   3 Years    5 Years    10 Years
-------------------------------------------
  $56      $230       $420       $967
===========================================

--------------------------------------------------------------------------------
1 The fees and expenses in the Table and Example below reflect those of both the Extended Index Portfolio and the Fund.

2 In addition, a wire transfer fee is charged in the case of redemptions made by wire. Such fee is subject to change and is currently $10.

3 While the Fund does not currently charge an account maintenance fee, the Adviser, as an intermediary through which investments in the Fund may be made, may charge additional fees, require higher minimun investments or impose other limitations on the buying and selling of fund shares. For example, the Adviser may apply an annual account maintenance fee (assessed quarterly) upon investors who fail to maintain a minimum account balance. This fee applies to the investor's account with the Adviser and is not a fee charged to the Funds. For more information about these fees, refer to the Adviser's ADV Brochure and the Funds Costs section under the Fund Center of the Investing website from which you were referred to Van Ness Funds.

4 The expenses shown under Annual Fund Operating Expenses are based upon contractual arrangements by which the Adviser pays all expenses of managing and operating the Fund, including also the fees and expenses of the Portfolios, except brokerage expenses, taxes, interest, and extraordinary expenses, from the advisory fee or its own resources. This arrangement is known as an all-inclusive fee. The Extended Index Portfolio pays BGFA an annual fee at the rate of 0.08% of the Portfolio's average daily net assets. The Portfolio also imposes an annual administration fee of 0.02% of the Portfolio's average daily net assets. The Fund bears a pro rata portion of these fees; however, the Adviser is contractually required to pay these expenses.

5 "Other Expenses" are estimates for the Fund's current fiscal year. Such expenses are expected to be de minimis.

6 The Adviser has entered into a written expense limitation and reimbursement agreement with the Trust, under which it has agreed to waive its investment advisory fee and reimburse expenses to the extent necessary to maintain Net Operating Expenses at 0.55%. The expense limitation and reimbursement agreement is in effect for an initial term ending June 30, 2001 and will be renewed thereafter automatically for one year terms on an annual basis. The agreement can be changed, terminated or not renewed for the following annual term by the Adviser only upon providing at least thirty days' written notice to the Trust prior to the end of the then current annual term.

--------------------------------------------------------------------------------
Van Ness Funds -- Prospectus                                                   9

ADDITIONAL INFORMATION

-> Dividends and Capital Gains. Dividends, if any, are distributed quarterly in March, June, September, and December; capital gains, if any, are distributed annually in December.

->    Investment Adviser. Whatifi Asset Management, Inc., Woburn, Massachusetts

->    Available for IRAs. Yes

-> Minimum Initial Investment. $100 (aggregated across the Funds). While the Fund does not currently charge an account maintenance fee, the Adviser, as an intermediary through which investments in the Fund may be made, may charge additional fees, require higher minimum investments or impose other limitations on the buying and selling of fund shares. For example, the Adviser may apply an annual account maintenance fee (assessed quarterly) upon investors who fail to maintain a minimum account balance. This fee, payable to the Adviser, applies to the investor's account with the Adviser and is not a fee charged to the Funds. For more information, refer to the Adviser's ADV Brochure and the Fund Costs area under the Fund Center of the Investing website from which you were referred.

--------------------------------------------------------------------------------
Van Ness Funds -- Prospectus                                                  10

FUND PROFILE - Van Ness International Index Fund

The following profile summarizes important aspects of Van Ness International Index Fund.

INVESTMENT OBJECTIVE

The Fund's goal is to approximate as closely as practicable, before fees and expenses, the performance of the Morgan Stanley Capital International, Europe, Australasia, Far East Free Index (the "EAFE Index")*.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing all of its assets in the International Index Master Portfolio (the "International Portfolio"), a series of Master Investment Portfolio. The International Portfolio seeks to match the total return performance of foreign stock markets by investing in common stocks that comprise the EAFE Index. The EAFE Index tracks stocks of companies located in Europe, Australia and the Far East. The EAFE Index is made up of stocks of companies located in 15 western European countries, Australia, New Zealand, Hong Kong, Japan, and Singapore. Companies comprising the EAFE Index are not limited to a particular capitalization.

The International Portfolio invests in a representative sample of stocks of companies included in the EAFE index. Stocks are selected for investment by the Portfolio in accordance with their capitalization, industry sector, and valuation, among other factors so that they will resemble the full index. This method of following an index is sometimes referred to as sampling.

Under normal market conditions, at least 90% of the value of the International Portfolio's total assets will be invested in stocks comprising the EAFE Index. Over time, the International Portfolio attempts to achieve in both rising and falling markets, a correlation of at least 95% between the total return of its assets before fees and expenses and the total return of the EAFE Index. A correlation of 100% would mean the total return of the International Portfolio's assets would increase and decrease exactly the same as the EAFE Index.

PRINCIPAL RISKS

The Fund is subject to several risks, any of which could cause you to lose money.

The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. The Fund is also subject to investment style risk which is the chance that returns from international stocks will trail returns from other asset classes or the overall stock market.

The Fund is subject to country risk, which is the chance that a country's economy will be hurt by political factors, financial issues or natural disasters. This risk is increased to the extent the International Portfolio invests in emerging markets, which can be volatile.

The Fund is subject to foreign investment risk. This means that it can be affected by the risks of converting currencies; foreign government controls on foreign investment; repatriation of capital and currency and exchange; foreign taxes; inadequacy of some regimes of foreign supervision and regulation; volatility from lack of liquidity; and political, economic or social instability.

The Fund is subject to currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar compared to foreign currencies.

The Fund is subject to small company risk. Compared to larger, well-established companies, smaller companies are more likely to have limited product lines, limited capital resources and less experienced management. In addition, securities of smaller companies are more likely to experience sharp swings in market value and may be more difficult to sell at prices the Adviser deems appropriate. Small company securities also offer greater potential for gains and losses.

The Fund is also subject to tracking error risk, which is the risk that it will not closely track the EAFE Index. For example, the International Portfolio will need to maintain cash to pay redemptions and expenses and this may affect the performance of the International Index Fund.

--------------------------------------------------------------------------------
* "Morgan Stanley Capital International, Europe, Australasia, Far East Free Index"(R), EAFE Free Index(R) and "EAFE"(R) are trademarks of Morgan Stanley Capital International ("MSCI"). The International Index Fund is not sponsored, endorsed, sold, or promoted by MSCI and MSCI makes no representation, express or implied, regarding the advisability of investing in the International Index Fund.

--------------------------------------------------------------------------------
Van Ness Funds -- Prospectus                                                  11

No attempt is made to manage the portfolio of the International Portfolio using economic, financial or market analyses. The International Portfolio is managed by determining which securities are to be purchased or sold to match to the extent feasible, the capitalization range and returns of the EAFE Index.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risks of investing in the Fund by showing the Fund's performance for its first complete calendar year. This performance includes the performance of the International Portfolio in which the Fund currently invests 100% of its assets. The International Portfolio was organized on October 1, 1999 and operates as master in a master-feeder structure. The performance shown in the bar chart and table represents the actual performance of the Fund since July 11, 2000, its inception date, through December 31, 2000, and the actual performance of the International Portfolio from October 1, 1999, its inception date, through July 10, 2000.

The Fund's returns shown below in the bar chart and table have been adjusted to account for estimated expenses payable at the Fund level, but do not take into account fee waivers and reimbursements. The average annual total return table compares the Fund's average annual total return with the return of the corresponding index for its first complete calendar year and since inception. Past performance is not necessarily an indication of future performance.

[The following information was depicted as a bar chart in the printed material]

                            INTERNATIONAL INDEX FUND

                                      2000
                                      ----
                                     -15.27

During the period shown in the bar chart, the highest return for a calendar quarter was -1.32% (quarter ended 3/31/00) and the lowest return for a quarter was -9.20% (quarter ended 9/30/00).

INTERNATIONAL INDEX FUND
Average Annual Total Returns (As of December 31, 2000)
--------------------------------------------------------------------------------
                                                              Since Inception
                                                Past Year     October 1, 1999
--------------------------------------------------------------------------------
  International Index Fund                      -15.27%           0.27%
--------------------------------------------------------------------------------
  EAFE Index                                    -13.96%           0.57%
================================================================================

--------------------------------------------------------------------------------
Van Ness Funds -- Prospectus                                                  12

FEES AND EXPENSES(1)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fee (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases                 None
   (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                             None
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and Other Distributions                     None
Redemption Fees (within 90 days of purchase)
   (as a percentage of amount redeemed)(2)                       1.00%
Exchange Fee                                                     None
Maximum Account Fee(3)                                           $0

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees(4)                                               0.80%
Distribution and/or Service (12b-1) Fees                         None
Other Expenses(5)                                                None
Total Annual Fund Operating Expenses(4)                          0.80%
Fee Waiver and Expense Reimbursement(6)                          0.25%
Net Operating Expenses                                           0.55%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

===========================================
  1 Year   3 Years    5 Years    10 Years
-------------------------------------------
  $56      $230       $420       $967
===========================================

--------------------------------------------------------------------------------
1 The fees and expenses in the Table and Example below reflect those of both the International Portfolio and the Fund.

2 In addition, a wire transfer fee is charged in the case of redemptions made by wire. Such fee is subject to change and is currently $10.

3 While the Fund does not currently charge an account maintenance fee, the Adviser, as an intermediary through which investments in the Fund may be made, may charge additional fees, require higher minimun investments or impose other limitations on the buying and selling of fund shares. For example, the Adviser may apply an annual account maintenance fee (assessed quarterly) upon investors who fail to maintain a minimum account balance. This fee applies to the investor's account with the Adviser and is not a fee charged to the Funds. For more information about these fees, refer to the Adviser's ADV Brochure and the Funds Costs section under the Fund Center of the Investing website from which you were referred to Van Ness Funds.

4 The expenses shown under Annual Fund Operating Expenses are based upon contractual arrangements by which the Adviser pays all expenses of managing and operating the Fund, including also the fees and expenses of the Portfolios, except brokerage expenses, taxes, interest, and extraordinary expenses, from the advisory fee or its own resources. This arrangement is known as an all-inclusive fee. The International Portfolio pays BGFA an annual fee at the rate of 0.15% of the Portfolio's average daily net assets, which declines to 0.10% after assets reach $1 billion. The Portfolio also imposes an annual administration fee of 0.10% of the Portfolio's average daily net assets, which declines to 0.07% after assets reach $1 billion. The Fund bears a pro rata portion of these fees; however, the Adviser is contractually required to pay these expenses.

5 "Other Expenses" are estimates for the Fund's current fiscal year. Such expenses are expected to be de minimis.

6 The Adviser has entered into a written expense limitation and reimbursement agreement with the Trust, under which it has agreed to waive its investment advisory fee and reimburse expenses to the extent necessary to maintain Net Operating Expenses at 0.55%. The expense limitation and reimbursement agreement is in effect for an initial term ending June 30, 2001 and will be renewed thereafter automatically for one year terms on an annual basis. The agreement can be changed, terminated or not renewed for the following annual term by the Adviser only upon providing at least thirty days' written notice to the Trust prior to the end of the then current annual term.

--------------------------------------------------------------------------------
Van Ness Funds -- Prospectus                                                  13

ADDITIONAL INFORMATION

-> Dividends and Capital Gains. Dividends, if any, are distributed quarterly in March, June, September, and December; capital gains, if any, are distributed annually in December.

->    Investment Adviser. Whatifi Asset Management, Inc., Woburn, Massachusetts

->    Available for IRAs. Yes

-> Minimum Initial Investment. $100 (aggregated across the Funds). While the Fund does not currently charge an account maintenance fee, the Adviser, as an intermediary through which investments in the Fund may be made, may charge additional fees, require higher minimum investments or impose other limitations on the buying and selling of fund shares. For example, the Adviser may apply an annual account maintenance fee (assessed quarterly) upon investors who fail to maintain a minimum account balance. This fee, payable to the Adviser, applies to the investor's account with the Adviser and is not a fee charged to the Funds. For more information, refer to the Adviser's ADV Brochure and the Fund Costs area under the Fund Center of the Investing website from which you were referred.

--------------------------------------------------------------------------------
Van Ness Funds -- Prospectus                                                  14

FUND PROFILE - Van Ness Total Bond Index Fund

The following profile summarizes important aspects of Van Ness Total Bond Index Fund.

INVESTMENT OBJECTIVE

The Fund's goal is to approximate as closely as practicable, before fees and expenses, performance of the Lehman Brothers Government/Credit Bond Index (the "LB Bond Index").*

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing all of its assets in the Bond Index Master Portfolio (the "Bond Portfolio"), a series of Master Investment Portfolio. The Bond Portfolio seeks to replicate the total return of the LB Bond Index. The LB Bond Index consists of approximately 6500 fixed income securities, including U.S. Government securities and investment grade corporate bonds each with an issue size of at least $150 million and a remaining maturity of greater than one year.

Under normal market conditions, the Bond Portfolio will invest at least 65% of its total assets in fixed income securities. The Bond Portfolio invests in a representative sample of securities from the LB Bond Index that resembles the full index. This method of following an index is sometimes known as sampling. For sampling purposes bonds are selected for investment by the Bond Portfolio based on various factors, including among others, the relative proportion of such securities in the LB Bond Index, credit quality, issuer sector, maturity structure, coupon rates and callability.

Under normal market conditions, the Bond Portfolio invests at least 90% of its total assets in securities comprising the LB Bond Index. The Bond Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of the Bond Portfolio's net assets before fees and expenses and the total return of the LB Bond Index. A correlation of 100% would mean the total return of the Bond Portfolio's assets would increase and decrease exactly the same as the LB Bond Index.

PRINCIPAL RISKS

The Fund is subject to several risks, any of which could cause you to lose money.

The Fund is subject to interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be less for shorter-term bonds, and greater for longer-term bonds.

The Fund is subject to income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds, and lower for long-term bonds.

The Fund is subject to credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, reducing the Fund's return. Credit risk should be low for the Fund.

The Fund is subject to prepayment risk, which is the chance that during periods of falling interest rates, a mortgage-backed bond issuer will repay a higher-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates.

--------------------------------------------------------------------------------
* The Lehman Brothers Government/Credit Bond Index Fund(R) is a trademark of Lehman Brothers. The Total Bond Index Fund is not sponsored, endorsed, sold or promoted by Lehman Brothers and Lehman Brothers makes no representation express or implied, regarding the advisability of investing in the Total Bond Index Fund.

--------------------------------------------------------------------------------
Van Ness Funds -- Prospectus                                                  15

The Fund is also subject to tracking error risk, which is the risk that it will not closely track the LB Bond index. For example, the Bond Portfolio will need to maintain cash to pay redemptions and expenses and this may affect the performance of the Bond Portfolio.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. This performance includes the performance of the Bond Portfolio in which the Fund currently invests 100% of its assets. The Bond Portfolio was organized on July 2, 1993 and operates as master in a master-feeder structure. The performance shown in the bar chart and table represents the actual performance of the Fund since July 11, 2000, its inception date, through December 31, 2000, and the actual performance of the Bond Portfolio from July 2, 1993, its inception date, through July 10, 2000.

The Fund's returns shown below in the bar chart and the table have been adjusted to account for estimated expenses payable at the Fund level, but do not take into account fee waivers and expense reimbursements. The average annual total return table compares the Fund's average annual return with the return of the corresponding index for one and five years and since inception. Past performance is not necessarily an indication of future performance.

[The following information was depicted as a bar chart in the printed material]

                             TOTAL BOND INDEX FUND

           1994     1995     1996     1997     1998    1999     2000
           ----     ----     ----     ----     ----    ----     ----
           -4.64%   17.89%   1.32%    8.83%    8.59%   -3.52%   11.54%

During the period shown in the bar chart, the highest return for a calendar quarter was 6.47% (quarter ended 6/30/95) and the lowest return for a quarter was -3.23% (quarter ended 3/31/94).

TOTAL BOND INDEX FUND
Average Annual Returns (As of December 31, 2000)
--------------------------------------------------------------------------------
                                    1 Year      5 Years       Since Inception
                                                              July 2, 1993*
--------------------------------------------------------------------------------
  Total Bond Index Fund             11.54%      5.08%             5.19%
--------------------------------------------------------------------------------
  LB Bond Index                     11.84%      6.23%             6.50%
================================================================================

To obtain the Fund's current 7-day yield, shareholders may telephone 1-877-942-8434 or visit the Investing website.

--------------------------------------------------------------------------------
*     The LB Bond Index is calculated from July 1, 1993.

--------------------------------------------------------------------------------
Van Ness Funds -- Prospectus                                                  16

FEES AND EXPENSES(1)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fee (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                 None
   (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                             None
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and Other Distributions                     None
Redemption Fees (within 90 days of purchase)
   (as a percentage of amount redeemed)(2)                       1.00%
Exchange Fee                                                     None
Maximum Account Fee(3)                                           $0

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees(4)                                               0.80%
Distribution and/or Service (12b-1) Fees                         None
Other Expenses(5)                                                None
Total Annual Fund Operating Expenses(4)                          0.80%
Fee Waiver and Expense Reimbursement(6)                          0.25%
Net Operating Expenses                                           0.55%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

===========================================
  1 Year   3 Years    5 Years    10 Years
-------------------------------------------
  $56      $230       $420       $967
===========================================

--------------------------------------------------------------------------------
1 The fees and expenses in the Table and Example below reflect those of both the Bond Portfolio and the Fund.

2 In addition, a wire transfer fee is charged in the case of redemptions made by wire. Such fee is subject to change and is currently $10.

3 While the Fund does not currently charge an account maintenance fee, the Adviser, as an intermediary through which investments in the Fund may be made, may charge additional fees, require higher minimun investments or impose other limitations on the buying and selling of fund shares. For example, the Adviser may apply an annual account maintenance fee (assessed quarterly) upon investors who fail to maintain a minimum account balance. This fee applies to the investor's account with the Adviser and is not a fee charged to the Funds. For more information about these fees, refer to the Adviser's ADV Brochure and the Funds Costs section under the Fund Center of the Investing website from which you were referred to Van Ness Funds.

4 The expenses shown under Annual Fund Operating Expenses are based upon contractual arrangements by which the Adviser pays all expenses of managing and operating the Fund, including also the fees and expenses of the Portfolios, except brokerage expenses, taxes, interest, and extraordinary expenses, from the advisory fee or its own resources. This arrangement is known as an all-inclusive fee. The Bond Portfolio pays BGFA an annual fee at the rate of 0.08% of the Portfolio's average daily net assets. The Fund bears a pro rata portion of these fees; however, the Adviser is contractually required to pay these expenses.

5 "Other Expenses" are estimates for the Fund's current fiscal year. Such expenses are expected to be de minimis.

6 The Adviser has entered into a written expense limitation and reimbursement agreement with the Trust, under which it has agreed to waive its investment advisory fee and reimburse expenses to the extent necessary to maintain Net Operating Expenses at 0.55%. The expense limitation and reimbursement agreement is in effect for an initial term ending June 30, 2001 and will be renewed thereafter automatically for one year terms on an annual basis. The agreement can be changed, terminated or not renewed for the following annual return by the Adviser only upon providing at least thirty days' written notice to the Trust prior to the end of the then current annual term.

--------------------------------------------------------------------------------
Van Ness Funds -- Prospectus                                                  17

ADDITIONAL INFORMATION

-> Dividends and Capital Gains. Dividends, if any, are declared daily and distributed monthly.

->    Investment Adviser. Whatifi Asset Management, Inc., Woburn, Massachusetts

->    Available for IRAs. Yes

-> Minimum Initial Investment. $100 (aggregated across the Funds). While the Fund does not currently charge an account maintenance fee, the Adviser, as an intermediary through which investments in the Fund may be made, may charge additional fees, require higher minimum investments or impose other limitations on the buying and selling of fund shares. For example, the Adviser may apply an annual account maintenance fee (assessed quarterly) upon investors who fail to maintain a minimum account balance. This fee, payable to the Adviser, applies to the investor's account with the Adviser and is not a fee charged to the Funds. For more information, refer to the Adviser's ADV Brochure and the Fund Costs area under the Fund Center of the Investing website from which you were referred.

--------------------------------------------------------------------------------
Van Ness Funds -- Prospectus                                                  18

FUND PROFILE - Van Ness Money Market Fund

The following profile summarizes important aspects of Van Ness Money Market
Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of income, while preserving capital and liquidity, by investing in high-quality short-term investments.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing all of its assets in the Money Market Master Portfolio (the "Money Market Portfolio"), a series of Master Investment Portfolio. The Money Market Portfolio has the same investment objective as the Fund. The Money Market Portfolio invests its assets in U.S. dollar-denominated, high-quality money market instruments with remaining maturities of 397 days or less, and a dollar-weighted average portfolio maturity of 90 days or less. The Money Market Master Portfolio and the Fund seek to maintain a stable net asset value of $1.00 per share. The Money Market Portfolio investments include obligations of the U.S. Government, its agencies and instrumentalities (including government-sponsored enterprises), and high quality debt obligations such as obligations of domestic and foreign banks, commercial paper, corporate notes and repurchase agreements that represent minimal credit risk. "High quality" investments are investments rated in the top two rating categories by the requisite National Ratings Self Regulatory Organization ("NRSRO") or, if unrated, determined by BGFA to be of comparable quality to such rated securities under guidelines adopted by the Fund's Board of Trustees and the Money Market Portfolio's Board of Trustees.

PRINCIPAL RISKS

The Fund is subject to several risks, any of which could cause you to lose money.

The Fund is subject to interest rate risk, which is the risk that when interest rates rise the value of the debt instruments in which the Money Market Portfolio invests will go down.

The Fund is subject to credit risk, which is the risk that issuers of the debt instruments in which the Fund (through its investments in the Money Market Portfolio) invests may default on the payment of principal and/or interest. The Fund could lose money if the issuer of a fixed-income security owned by the Money Market Portfolio were unable or unwilling to meet its financial obligations.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. This performance includes the performance of the Money Market Portfolio in which the Fund currently invests 100% of its assets. The Money Market Portfolio was organized on July 2, 1993 and operates as master in a master-feeder structure. The performance shown in the bar chart and table represents the actual performance of the Fund since July 11, 2000, its inception date, through December 31, 2000, and the actual performance of the Money Market Portfolio from July 2, 1993, its inception date, through July 10, 2000.

--------------------------------------------------------------------------------
Van Ness Funds -- Prospectus                                                  19

The Fund's returns shown below in the bar chart and table have been adjusted to account for estimated expenses payable at the Fund level, but do not take into account fee waivers and expense reimbursements. The table shows how the Fund's average annual returns for one and five calendar years and since inception compare with the rate for 3-month U.S. Treasury Bills. Past performance is not necessarily an indication of future performance.

[The following information was depicted as a bar chart in the printed material]

                               MONEY MARKET FUND

          1994     1995     1996     1997     1998    1999     2000
          ----     ----     ----     ----     ----    ----     ----
          3.10%    4.82%    4.27%    4.45%    4.43%   4.09%    6.06%

During the period shown in the bar chart, the highest return for a calendar quarter was 1.56% (quarter ended 12/31/00) and the lowest return for a quarter was 0.53% (quarter ended 03/31/94).

MONEY MARKET FUND
Average Annual Total Returns (As of December 31, 1999)
--------------------------------------------------------------------------------
                                    1 Year      5 Years       Since Inception
                                                              July 2, 1993*
--------------------------------------------------------------------------------
  Money Market Fund                 6.06%       4.46%         4.15%
--------------------------------------------------------------------------------
  Treasury Bills (3 month)          5.96%       5.25%         5.04%
================================================================================

To obtain the Fund's current 7-day yield, shareholders may telephone 1-877-942-8434 or visit the Investing website.

--------------------------------------------------------------------------------
*     Treasury Bills (3 month) performance is calculated from July 1, 1993.
--------------------------------------------------------------------------------
Van Ness Funds -- Prospectus                                                  20

FEES AND EXPENSES(1)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                 None
   (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                             None
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and Other Distributions                     None
Redemption Fees (within 90 days of purchase)
   (as a percentage of amount redeemed)(2)                       1.00%
Exchange Fee                                                     None
Maximum Account Fee(3)                                           $0

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees(4)                                               0.80%
Distribution and/or Service (12b-1) Fees                         None
Other Expenses(5)                                                None
Total Annual Fund Operating Expenses(4)                          0.80%
Fee Waiver and Expense Reimbursement(6)                          0.25%
 Net Operating Expenses                                          0.55%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

===========================================
  1 Year   3 Years    5 Years    10 Years
-------------------------------------------
  $56      $230       $420       $967
===========================================

--------------------------------------------------------------------------------
1 The fees and expenses in the Table and Example below reflect those of both the Money Market Portfolio and the Fund.

2 In addition, a wire transfer fee is charged in the case of redemptions made by wire. Such fee is subject to change and is currently $10.

3 While the Fund does not currently charge an account maintenance fee, the Adviser, as an intermediary through which investments in the Fund may be made, may charge additional fees, require higher minimun investments or impose other limitations on the buying and selling of fund shares. For example, the Adviser may apply an annual account maintenance fee (assessed quarterly) upon investors who fail to maintain a minimum account balance. This fee applies to the investor's account with the Adviser and is not a fee charged to the Funds. For more information about these fees, refer to the Adviser's ADV Brochure and the Funds Costs section under the Fund Center of the Investing website from which you were referred to Van Ness Funds.

4 The expenses shown under Annual Fund Operating Expenses are based upon contractual arrangements by which the Adviser pays all expenses of managing and operating the Fund, including also the fees and expenses of the Portfolios, except brokerage expenses, taxes, interest, and extraordinary expenses, from the advisory fee or its own resources. This arrangement is known as an all-inclusive fee. The Money Market Portfolio pays BGFA an annual fee at the rate of 0.10% of the Portfolio's average daily net assets. The Fund bears a pro rata portion of these fees; however, the Adviser is contractually required to pay these expenses.

5 "Other Expenses" are estimates for the Fund's current fiscal year. Such expenses are expected to be de minimis.

6 The Adviser has entered into a written expense limitation and reimbursement agreement with the Trust, under which it as agreed to waive its investment advisory fee and reimburse expenses to the extent necessary to maintain Net Operating Expenses at 0.55%. The expense limitation and reimbursement agreement is in effect for an initial term ending June 30, 2001 and will be renewed thereafter automatically for one year terms on an annual basis. The agreement can be changed, terminated or not renewed for the following annual term by the Adviser only upon providing at least thirty days' written notice to the Trust prior to the end of the then current annual term.

--------------------------------------------------------------------------------
Van Ness Funds -- Prospectus                                                  21

ADDITIONAL INFORMATION

-> Dividends and Capital Gains. Dividends, if any, are declared daily and distributed monthly.

->    Investment Adviser. Whatifi Asset Management, Inc., Woburn, Massachusetts

->    Available for IRAs. Yes

-> Minimum Initial Investment. $100 (aggregated across the Funds). While the Fund does not currently charge an account maintenance fee, the Adviser, as an intermediary through which investments in the Fund may be made, may charge additional fees, require higher minimum investments or impose other limitations on the buying and selling of fund shares. For example, the Adviser may apply an annual account maintenance fee (assessed quarterly) upon investors who fail to maintain a minimum account balance. This fee, payable to the Adviser, applies to the investor's account with the Adviser and is not a fee charged to the Funds. For more information, refer to the Adviser's ADV Brochure and the Fund Costs area under the Fund Center of the Investing website from which you were referred.

--------------------------------------------------------------------------------
Van Ness Funds -- Prospectus                                                  22

WHY INVEST IN INDEX FUNDS?

Index funds appeal to many investors for a number of reasons:

-> Diversification. Index funds generally invest in a diversified mix of companies and industries.

-> Relative consistency. Index funds typically match the performance of relevant market benchmarks more closely than comparable actively managed funds do.

-> Low cost. Index funds do not have many of the expenses of an actively managed fund - such as research - and keep trading activity, and thus operating expenses to a minimum.

-> Low realization of capital gains. Because an index fund typically sells securities only to respond to redemption requests or to adjust the number of shares it holds to reflect a change in its target index, the fund's turnover rate - and thus its realization of taxable capital gains - is usually very low.

WHAT DO LARGE-CAP, MID-CAP OR SMALL CAP MEAN?

In general, Van Ness defines large-capitalization companies as those whose outstanding shares have a market value exceeding $10 billion. Mid-cap companies are those with a market value between $1 billion and $10 billion. Small cap companies typically have a market value of less than $1 billion.

MORE INFORMATION ON THE PORTFOLIOS AND THE FUNDS

Indexing Methods

In seeking to track a particular index, a fund generally uses one of two methods to select stocks. Some index funds hold each stock found in their target indexes in about the same proportions as represented in the indexes themselves. This is called a "replication" method. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. The S&P 500 Fund uses this method of indexing.

Because it would be very expensive to buy and sell all of the securities held in certain indexes (the Wilshire 4500 Index, the EAFE Index and the LB Bond Index), the Extended Index Portfolio, the International Portfolio and the Bond Portfolio, use a "sampling" technique. Using a sophisticated computer program, the Extended Index and International Portfolios invest in a representative sample of stocks from their target index that will resemble the full index in terms of industry weightings, market capitalization, price/earnings ratio, dividend yield, and other characteristics. For instance, if 10% of the Wilshire 4500 Index were made up of utility stocks, the Extended Index Portfolio can be expected to invest about 10% of its assets in some - but not all - of such utility stocks. The particular utility stocks selected by the Fund, as a group, would have investment characteristics similar to those of the utility stocks in the Index. Using a sophisticated computer program, the Bond Portfolio invests in a representative sample of the 6500 U.S. Government securities and investment grade corporate bonds measured by the LB Bond Index. For sampling purposes bonds are selected for investment by the Bond Portfolio based on various factors, including, among others, the relative proportion of such securities in the LB Bond Index, credit quality, issuer sector, maturity structure, coupon rates and callability.

Costs and Market-timing

Some investors try to profit from a strategy called market-timing - switching money into investments when the investor expects prices to rise, and taking money out when the investor expects prices to fall. As money is shifted in and out of a fund, the fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Accordingly, the Funds have adopted the following policies, among others, designed to discourage short-term trading:

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Van Ness Funds -- Prospectus                                                  23

      Each Fund reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. Specifically, exchange activity may be limited to 12 exchanges within a one year period per Fund or 1% of the Fund's NAV. Each Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.

                 The Van Ness Funds do NOT permit market-timing.

             DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.

Turnover Rate

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on the fund's return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. A turnover rate of 100% would occur if a fund sold and replaced securities valued at 100% of its net assets within a one-year period.

In general, a passively managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes, such as the S&P 500, typically do not change much from year to year. Turnover rates for other stock index funds and bond funds tend to be higher (although still relatively low, compared to actively managed funds) because the indexes they track are more likely to change as a result of mergers, acquisitions, business failures, or growth of companies than a larger-cap index.

Objectives and Other Investment Strategies

As with all mutual funds, there is no assurance that the Funds will achieve their respective investment objectives. The investment objectives of the Funds are not fundamental and may be changed without approval of a Fund's shareholders. A Fund may withdraw its investment in a Portfolio only if the Trust's Board of Trustees determines that such action is in the best interests of the Fund and its shareholders. If there is a change in the investment objective and strategies of a Fund, a shareholder should consider whether the Fund remains an appropriate investment in view of the shareholder's then current financial position and needs.

As long as a Fund continues to invest 100% of its assets in a Portfolio, its portfolio turnover rate will be the same as the corresponding Portfolio.

Each Index Portfolio may invest up to 10% of its total assets in high quality money market instruments to provide liquidity to meet redemption requests.

Each Index Portfolio may use derivative instruments to the extent BGFA deems such use appropriate in order to: (i) simulate full investment in its corresponding index while retaining a cash balance for portfolio management purposes; (ii) facilitate trading; (iii) reduce transaction costs; or (iv) seek higher investment returns when such instruments are priced more attractively than the stocks or bonds in its corresponding index. Such derivatives include the purchase and sale of futures contracts and options on the S&P 500 Index, the Wilshire 4500 Index, the EAFE Free Index and the LB Bond Index.

Each Master Portfolio will not concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that each Master Portfolio will concentrate its investments to approximately the same extent that its underlying index concentrates in a particular industry or group of industries.

The Money Market Fund and Money Market Portfolio emphasize safety of principal and high credit quality. The investment policies of the Money Market Fund and the Money Market Portfolio prohibit the purchase of many types of floating-rate instruments, commonly referred to as derivatives, that are considered to be potentially volatile. The

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Van Ness Funds -- Prospectus                                                  24

Money Market Portfolio, however, may invest in high-quality asset-backed securities and variable and floating-rate obligations, which are considered to be derivative instruments. The Money Market Fund (through its investments in the Money Market Portfolio) may only invest in variable-rate securities eligible for purchase under Rule 2a-7 under the Investment Company Act of 1940. Variable-rate instruments are subject to interest rate and credit risks.

Investment Risks

An investment in the Funds is subject to investment risks, including the loss of the principal amount invested. The performance per share of the Funds and the Portfolios will change daily based on various factors, including, but not limited to, the quality of the instruments held by each Portfolio, national and international economic conditions and general market conditions.

Indexing: The Index Funds invest (through their investments in the corresponding Portfolios) in the securities included in the relevant Index regardless of the investment merits of such securities. As such, an Index Fund cannot in any meaningful way modify its investment strategies to respond to changes in the economy and may be particularly susceptible to general market declines. An Index Fund's ability to track the performance of its Index will also be affected by, among other things, transaction costs, the fees and expenses of the Fund and the corresponding Portfolio, changes in the composition of the corresponding Index or the assets of the corresponding Portfolio, and the timing, frequency and amount of investor purchases and redemptions of the Fund and its corresponding Portfolio. Each Portfolio must maintain cash balances to pay redemptions made by its interestholders and to pay its own expenses. This may affect the overall performance of the Fund.

Derivatives: Derivatives are financial instruments whose values are "derived" from prices of other securities or specified assets, indices, or rates. The use of derivatives is a specialized investment technique. There can be no guarantee that the use of derivatives will increase the return of a Fund, or protect its assets from declining in value. A Fund's investments in derivative instruments can significantly increase its exposure to market risk or the credit risk of the counterparty. Derivative instruments can also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instruments may not correlate perfectly with a Fund's corresponding Index. In fact, the use of derivative instruments may adversely impact the value of the Funds' assets, which may reduce the return you receive on your investment.

The Index Funds' use of derivative instruments may affect the Funds' ability to track their respective indexes if the derivatives do not perform as expected, or if the derivative instruments are timed incorrectly or are executed under adverse market conditions.

Asset-Backed Securities: The Money Market Portfolio may invest in high-quality asset-backed securities. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus, in effect, "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities. The values of these instruments are sensitive to changes in interest rates and general market conditions. The value of asset-backed securities is also affected by the creditworthiness of the individual borrowers.

Securities Lending: Each Portfolio in which the Funds invest may lend its securities to certain high quality financial institutions in amounts not to exceed in the aggregate one-third of the Portfolio's total assets. a Portfolio would lend its securities in order to earn income. These loans are fully collateralized. However, if the institution defaults, the Funds' performance could be reduced.

THE FUNDS' MANAGEMENT

Investment Advisers. Under an investment advisory agreement with the Funds, Whatifi Asset Management, Inc., a registered investment adviser, provides investment advisory services to the Funds. The Adviser is a wholly owned subsidiary of Whatifi Financial Inc. and is located at 100 Unicorn Park Drive, Woburn, Massachusetts 01801. On February 15, 2001, Whatifi Financial, Inc. entered into an agreement with CIBC Capital Partners to provide funding to Whatifi Financial, Inc. in exchange for an ownership stake, resulting in a change in control of Whatifi Financial, Inc. In addition, the Trust and each of the Funds changed their names from "Whatifi" to "Van Ness" effective on the date of this prospectus.

The Adviser was formed in July, 2000 to manage the Funds and has no prior experience as an investment adviser. The Adviser provides various financial services to on-line investors. Through the world wide web, the Adviser offers access

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Van Ness Funds -- Prospectus                                                  25
to your Fund account virtually anywhere, at any time. Subject to general supervision of the Trust's Board of Trustees and in accordance with the investment objective, policies and restrictions of each Fund, the Adviser provides the Funds with investment guidance, policy direction and monitoring of each of the Portfolios in which each Fund invests. The Adviser may in the future manage cash and money market instruments for cash flow purposes. The Adviser also provides or arranges for administration, transfer agency, custody and all other services needed for the Funds to function. For its investment advisory services, each Fund pays the Adviser an investment advisory fee at an annual rate, after fee waivers and expense reimbursements, equal to the following percentage of each Fund's average daily net assets:

--------------------------------------------------------------------------------
                                                          After Fee Waiver and
FUND                                 Contractual Rate     Expense Reimbursement
                                     (as a % of average   (as a % of average
                                     daily net assets)    daily net assets)*
--------------------------------------------------------------------------------
Van Ness S&P 500 Index Fund          0.80%                          0.55%
--------------------------------------------------------------------------------
Van Ness Extended Market Index Fund  0.80%                          0.55%
--------------------------------------------------------------------------------
Van Ness International Index Fund    0.80%                          0.55%
--------------------------------------------------------------------------------
Van Ness Total Bond Index Fund       0.80%                          0.55%
--------------------------------------------------------------------------------
Van Ness Money Market Fund           0.80%                          0.55%
--------------------------------------------------------------------------------

Out of the fee received by the Adviser, the Adviser pays all expenses of managing and operating the Funds including the expenses of the Portfolios except brokerage expenses, taxes, interest, and extraordinary expenses from the advisory fee or its own resources. A portion of the investment advisory fee may be paid by the Adviser to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the Adviser. In approving the Funds' investment advisory agreement, the Trustees of the Funds considered that each Funds' aggregate fees and expenses are higher than if such Fund invested directly in the securities held by its corresponding Portfolio.

BGFA is the investment adviser for each Portfolio. BGFA is a direct subsidiary of Barclays Global Investors, N.A. which, in turn, is an indirect subsidiary of Barclays Bank PLC. BGFA is located at 45 Fremont Street, San Francisco, California 94105. BGFA has provided asset management, administration and investment advisory services for over 25 years. As of December 31, 2000, BGFA and its affiliates provided investment advisory services for over $800 billion of assets. BGFA receives a fee from each Portfolio at an annual rate equal to the following percentage of each Portfolio's average daily net assets:

PORTFOLIO                                % of Average Daily Net Assets
-----------------------------------------------------------------------
S&P 500 Portfolio                        0.05%
-----------------------------------------------------------------------
Extended Index Portfolio                 0.08%**
-----------------------------------------------------------------------
International Portfolio                  0.15%***
-----------------------------------------------------------------------
Bond Portfolio                           0.08%
-----------------------------------------------------------------------
Money Market Portfolio                   0.10%
-----------------------------------------------------------------------

--------------------------------------------------------------------------------
* The Adviser has entered into a written expense limitation and reimbursement agreement with the Trust, under which it has agreed to waive a percentage of its investment advisory fee received from the Funds to the extent necessary to maintain total operating expenses at 0.55% of each Fund's average daily net assets. This waiver of fees and reimbursement of expenses is subject to possible reimbursement of the Adviser by the Funds within three years of the Funds' commencement of operations if the reimbursement by the Funds can be implemented within the stated expense limitations. The expense limitation and reimbursement agreement is in effect for an initial term of one year and will be renewed thereafter automatically for one year terms on an annual basis. The agreement can be changed, terminated or not renewed by the Trust upon providing thirty days' prior notice.

** The Extended Index Portfolio also imposes an annual co-administration fee of 0.02% of average daily net assets.

*** After assets reach $1 billion the investment advisory fee payable to BGFA will decline to 0.10% of the International Portfolio's average daily net assets. The International Portfolio also imposes an annual co-administration fee of 0.10% of average daily net assets, which declines to 0.07% after assets reach $1 billion.

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Van Ness Funds -- Prospectus                                                  26

Each Fund bears a pro rata portion of the investment advisory fees paid by its corresponding Portfolio; however, under the investment advisory agreement the Adviser is contractually obligated to pay these expenses.

The Funds' SAI contains detailed information about the Funds' investment adviser, administrator, and other service providers.

THE FUNDS' STRUCTURE

Each Fund is a separate series of Van Ness Funds. Prior to the date of this Prospectus, the Trust and each of the Funds were known as the "Whatifi Funds" prior to a name change to the "Van Ness Funds." The S&P 500 Index Fund, the Extended Market Index Fund, the International Index Fund, the Total Bond Index Fund, and the Money Market Fund seek to achieve their investment objectives by investing all of a Fund's assets in the corresponding S&P 500 Portfolio, the Extended Index Portfolio, the International Portfolio, the Bond Portfolio, and the Money Market Portfolio, respectively. The Index Portfolios and the Money Market Portfolio are each a series of Master Investment Portfolio, a separate open-end investment company with a substantially similar investment objective as the corresponding Fund. This structure is referred to as a "master/feeder" structure because one fund (the "feeder" fund) (i.e., the Funds) invests all of its assets in a second fund (the "master fund") (i.e., the Portfolios). In addition to selling its shares to a Fund, each corresponding Portfolio has sold and is expected to continue to sell its shares to certain other mutual funds (i.e. other feeder funds) or other investors. The expenses paid by these other feeder mutual funds and investors may differ from the expenses paid by a Fund. Accordingly, the returns received by shareholders of other mutual funds or other accredited investors may differ from those received by shareholders of the Funds.

The Van Ness Funds' Trustees believe that, as other investors invest their assets in the Portfolios, certain economic efficiencies may be realized with respect to each Portfolio. For example, fixed expenses that otherwise would have been borne solely by a Fund (and the other existing interestholders in its corresponding Portfolio) would be spread across a larger asset base as more mutual funds or other accredited investors invest in a Portfolio. If a mutual fund or other investor withdraws its investment from a Portfolio, the economic efficiencies that the Trustees believe could be available through investment in a Portfolio may not be fully realized.

Each Fund may be asked to vote on matters concerning its corresponding Portfolio. Except as permitted by the SEC, whenever a Fund is requested to vote on a matter concerning a Portfolio, that Fund will hold a meeting of its shareholders, and, at the meeting of investors in the Portfolio, will cast all of its votes in the same proportion as the votes of the Fund's shareholders.

A Fund may withdraw its investments in the corresponding Portfolio if the Board determines that it is in the best interests of the Fund and its shareholders to do so. In connection with any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment vehicle having the same investment objective as the Fund, direct management of the Fund or other pooled investment entity by the Adviser or the hiring of an investment sub-adviser to manage the Fund's assets.

Investment of the Funds' assets in the Portfolios is not a fundamental policy of the Funds and a shareholder vote is not required for a Fund to withdraw its investment from a Portfolio.

PRICING OF FUND SHARES

The Funds are no-load funds. This means you may purchase or sell shares directly at a Fund's net asset value ("NAV") next determined after the Fund receives your request in proper form to purchase or sell shares. A request is received in proper form if it is placed on the Investing web site, specifying the number of shares or dollar amount of shares to be purchased or redeemed. (See "Placing an Order"). If the Fund receives such request prior to the close of the NYSE on a day on which the NYSE is open, your share price will be the NAV determined that day. Shares will not be priced on days on which the NYSE is closed for trading. Each Fund's investment in its corresponding Master Portfolio is valued based on the Fund's ownership interest in the net assets of such Master Portfolio. A Fund's NAV per share is calculated by taking the value of each Fund's net assets and dividing by the number of shares outstanding. Expenses are accrued daily and applied when determining the Fund's NAV. The NAV for each Fund is determined as of the close of trading on the floor of the NYSE (generally 4:00 p.m., Eastern
Time), each day the NYSE is open. Each Fund reserves the right to change the time at which purchases and redemptions are priced if the NYSE closes at a time other than 4:00 p.m. Eastern Time or if an emergency exists. The NYSE is closed on most national holidays and on Good Friday.

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Van Ness Funds -- Prospectus                                                  27

Some securities in which the Index Portfolios may invest may be primarily listed on foreign exchanges that trade on weekends and other days when an Index fund does not price its shares. Accordingly, an Index Fund's shares NAV may change on days when shareholders will not be able to purchase or redeem shares.

Each Portfolio calculates the value of its assets on the same day and at the same time as its corresponding Fund. Each Portfolio's investments are valued each day the NYSE is open for business. Each Index Portfolio's assets are valued by using available market quotations or at fair value as determined in good faith by the Board of Trustees of Master Investment Portfolio. Bonds and notes with remaining maturities of 60 days or less are valued at amortized cost. The Money Market Portfolio values its securities at amortized cost to account for any premiums or discounts above or below the face value of the securities that Portfolio buys. The amortized cost method does not reflect daily fluctuations in market value.

HOW TO BUY AND SELL SHARES OF THE VAN NESS FUNDS

On-Line Investor Requirements

The Funds are available only to on-line investors that establish an account with the Adviser, Whatifi Asset Management. The Adviser and each Fund requires you to enter into an Internet Services Agreement which, among other things, requires shareholders to consent to receive all shareholder information about the Fund electronically. Shareholder information includes, but is not limited to, prospectuses, financial reports, confirmations, proxy solicitations, and financial statements. Adviser information includes, but is not limited to, the ADV brochure. You may also receive other correspondence from Van Ness Funds or Whatifi Asset Management through your e-mail account. By opening an account and purchasing shares of a Fund, you certify that you have access to the Internet and a current e-mail account, and you acknowledge that you have the sole responsibility for providing a correct and operational e-mail address. You may incur costs for on-line access to shareholder documents and for maintaining an e-mail account. Currently, the SEC requires an investor in the Funds to be offered the opportunity to revoke their consent to receive shareholder information electronically. To revoke a prior consent you may write to:

            Van Ness Funds, P.O. Box 182113, Columbus, OH 43218-2113.

If the SEC allows shareholders who have revoked their consent to be charged for paper delivery of shareholder information, such shareholders will be charged a fee to offset the costs of printing, shipping and handling of paper information.

Account Requirements

To open your account, you must complete the Account Application process (the "Application"). The Application is available at the Investing web site. While the Application is submitted electronically, you may be required to submit additional information to verify your identity.

You can access the Application at the Investing web site through multiple electronic gateways on the Internet, for example, America Online and Microsoft Investor. For more information on how to access account information and/or applications electronically, please refer to the online assistant at the Investing web site, available 24 hours a day or call 1-877-942-8434 between 8:00 a.m. and 9 p.m. (Eastern Time), Monday through Friday.

You may open your account or add to your existing account by check or money order, make payable to Van Ness Funds, and mail to:

            Van Ness Funds, P.O. Box 182113, Columbus, OH 43218-2113.

Once you open your account, you will be subject to general account requirements as described in the Application, and will have access to all the electronic financial services offered over the Internet by the Adviser, including the opportunity to invest in the Funds.

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Van Ness Funds -- Prospectus                                                  28

Placing an Order

You can begin purchasing shares of the Funds as soon as you open your account. Since an Index Fund's NAV changes daily, your purchase price will be the next NAV determined after a Fund receives your request order in proper form to purchase shares.

You can place orders to purchase or redeem Fund shares by accessing the web site at www.whatifi.com. At the time you log-on to the web site, you will be requested to enter your password so that each transaction is secure. By clicking on the appropriate mutual fund order buttons, you can place an order to purchase, withdraw or exchange shares in a Fund. When you first open an account, you will be asked: (1) to consent to receive all Fund documentation electronically; and (2) to affirm that you have read the prospectus. The Prospectus is available for viewing and printing on our web site. If you do not consent to maintain an e-mail account you will not be able to purchase shares of a Fund. Notice of trade confirmations will be sent electronically to the e-mail address you provided when you opened your account.

All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted.

Minimum Investment Requirements

-> For your initial investment aggregated across the Funds   $100

-> To buy additional shares aggregated across the Funds      Minimum: $100

-> Continuing minimum investment                             See below

While the Fund does not currently charge an account maintenance fee, the Adviser, as an intermediary through which investments in the Fund may be made, may charge additional fees, require higher minimum investments or impose other limitations on the buying and selling of fund shares. For example, the Adviser may apply an annual account maintenance fee (assessed quarterly) upon investors who fail to maintain a minimum account balance. This fee, payable to the Adviser, applies to the investor's account with the Adviser and is not a fee charged to the Funds. For more information, refer to the Adviser's ADV Brochure and the Fund Costs area under the Fund Center of the Investing website from which you were referred.

After your account is established you may use any of the methods described above to buy or sell shares. You can sell only shares of the Funds that you own. Accordingly, you cannot "short" shares of a Fund.

Accessing Account Information

Please refer to the Investing web site.

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Van Ness Funds -- Prospectus                                                  29

Redemptions

You can access money invested in a Fund at any time by selling some or all of your shares back to the Fund. When a Fund receives your withdrawal order, your shares will be redeemed and the proceeds will be sent to you via check or electronic transfer, based on your payment selection. This usually occurs the business day following the transaction.

Redemption Delays. In order to receive payment on redeemed shares, you must wait until the funds you used to buy the shares have cleared (e.g., if you purchased shares of a Fund by check, until your check has cleared). This delay may take up to fifteen (15) days from the date of purchase. The right of redemption may be suspended during any period in which (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays; (ii) the SEC has permitted such suspension by order; or (iii) an emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable.

Redemption Fee. Please refer to the Fund Profiles for information on redemption fees. The Index Funds can experience substantial price fluctuations and are intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions, however, can disrupt a Fund's investment program and create additional transaction costs that are borne by all shareholders.

Internet Redemption Privilege

The Funds employ reasonable procedures to confirm that instructions communicated by the Internet are genuine. The Funds may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by the Internet, providing written confirmations of such transactions to the address of record, tape recording telephone instructions and backing up Internet transactions.

Exchange Privilege

Shares of the Funds may be exchanged for each other at NAV. Exchanges may only be made for shares of the Funds then offered for sale in your state of residence. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days' prior notice to you.

Automatic Investment Plan

You may make automatic monthly investments in any Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $100 per month under the plan. The maximum investment is $20,000 per month under the plan. Your depository institution may impose its own charge for debiting your account.

Amending Your Application

For your protection, you will be required to submit an amended Application if you desire to change certain information provided in your initial Application. The supporting documentation is designed to protect you and the Funds against fraudulent transactions by unauthorized persons. The Funds will require supporting documentation under the following circumstances:

->   You wish to change the last name on your account.
->   You wish to change the Social Security Number on your account.
->   You wish to change the date of birth on your account.

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Van Ness Funds -- Prospectus                                                  30

BUYING A DIVIDEND

Unless you are investing through a tax-deferred retirement account (such as an IRA), it is not to your advantage to buy shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: on December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received - even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest. See "Dividends and Other Distributions" below for each Fund's dividends and distributions schedule.

DIVIDENDS AND OTHER DISTRIBUTIONS

The S&P 500 Index Fund, the Extended Market Index Fund and the International Index Fund intend to pay dividends from their net investment income quarterly and distribute capital gains, if any, annually. The Bond Index Fund and the Money Market Fund intend to declare dividends daily and distribute them monthly. The Bond Index Fund and the Money Market Fund will distribute capital gains, if any, at least annually. The Funds may make additional distributions as necessary.

Unless you choose otherwise, all your dividends and capital gain distributions will be automatically reinvested in additional Fund shares. Shares are purchased at the net asset value determined on the reinvestment date.

TAX CONSEQUENCES

The following information is intended to be a general summary for U.S. taxpayers. Please refer to the Funds' SAI for more information. You should rely on your own tax adviser for advice about the federal, state and local tax consequences related to any investment in the Funds. Each Fund generally will not have to pay income tax on amounts it distributes to you; however, you will be taxed on distributions you receive.

The S&P 500 Index Fund, the Extended Market Index Fund and the International Index Fund will each distribute substantially all of their income and gains to their shareholders each year. The Bond Index Fund and the Money Market Fund will distribute dividends monthly. If a Fund declares a dividend in October, November or December of any year but pays it in January of the next year, you may be taxed on the dividend as if you received it in the previous year.

You will generally be taxed on dividends you receive from a Fund, regardless of whether they are paid to you in cash or are reinvested in additional Fund shares. A Fund's capital gain distributions will be taxable at different rates depending upon the length of time the Fund has held its assets.

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to various tax rules. You should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you dispose of your Fund shares, for example, through redemption, exchange or sale. You will generally have a capital gain or loss from a disposition. The amount of the gain or loss and the rate of tax will depend primarily upon how much you paid for the shares of the Fund, how much you sold them for, and how long you held them.

Each Fund will e-mail you a report each year that will show you which dividends must be treated as ordinary income and which (if any) are long-term capital gain.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method by which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

--------------------------------------------------------------------------------
Van Ness Funds -- Prospectus                                                  31

GLOSSARY OF INVESTMENT TERMS

Active Management ' An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their judgment in buying and selling securities.

Capital Gains Distribution ' Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, less any realized losses.

Cash Reserves ' Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit
(CDs), repurchase agreements, commercial paper, and banker's acceptances.

Common Stock ' A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

Dividend Income ' Payment to shareholders of income from interest or dividends generated by a fund's investments.

Expense Ratio ' The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, any 12b-1 distribution fees (i.e. fees paid by the mutual fund to promote the sale of its shares), other expenses and the expenses of the Master Portfolio. The Funds do not charge any Rule 12b-1 fees.

Index ' An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

Investment Advisor ' An entity that makes the day-to-day decisions regarding a fund's investments

Mutual Fund ' An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

Net Asset Value (NAV) ' The market value of a mutual fund's total assets, less liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

Passive Management ' A low-cost investment strategy in which a mutual fund attempts to match - rather than outperform - a particular stock or bond market index. Also known as indexing.

Principal ' The amount of money you put into an investment.

Securities ' Stocks, bonds, money market instruments, and other investment vehicles.

Total Return ' A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

Volatility ' The fluctuation in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

Yield ' Income (interest or dividends) earned by an investment, expresses as a percentage of the investment's price.

--------------------------------------------------------------------------------
Van Ness Funds -- Prospectus                                                  32

FINANCIAL HIGHLIGHTS

Van Ness S&P 500 Index Fund

The Financial Highlights table is intended to help you understand the Fund's financial performance since its inception on July 11, 2000. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate of return that an investor would have realized on an investment in the Fund (assuming reinvestment of all dividends and distributions, if any). The information presented has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, which is available upon request.

                                                                    For the
                                                                  period ended
                                                                  December 31,
                                                                      2000*
                                                                 ---------------
Net Asset Value, Beginning of Period                                $ 10.00
--------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                                0.02
  Net realized/unrealized losses from investments                     (1.07)
--------------------------------------------------------------------------------
    Total from Investment Activities                                  (1.05)
Net Asset Value, End of Period                                      $  8.95
--------------------------------------------------------------------------------
    Total Return                                                    (10.50)%(a)
Ratios/Supplemental Data:
  Net assets at end of period                                       $42,938
  Ratio of expenses to average net assets                              0.55%(b)
  Ratio of net investment income to average net assets                 0.69%(b)
  Ratio of expenses to average net assets**                            0.80%(b)
  Portfolio turnover rate                                                10%(c)
--------------------------------------------------------------------------------
 *    Fund commenced operations on July 11, 2000.
** During the period, certain fees were contractually reduced. If such contractual fee reductions had not occurred, the ratio would have been as indicated.
(a)   Not annualized
(b)   Annualized
(c)   Represents the portfolio turnover rate of the S&P 500 Index Master
      Portfolio

--------------------------------------------------------------------------------
Van Ness Funds -- Prospectus                                                  33

FINANCIAL HIGHLIGHTS

Van Ness Extended Market Index Fund

The Financial Highlights table is intended to help you understand the Fund's financial performance since its inception on July 11, 2000. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate of return that an investor would have realized on an investment in the Fund (assuming reinvestment of all dividends and distributions, if any). The information presented has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, which is available upon request.

                                                                    For the
                                                                  period ended
                                                                  December 31,
                                                                      2000*
                                                                 ---------------
Net Asset Value, Beginning of Period                                $ 10.00
--------------------------------------------------------------------------------
  Net investment income                                                0.02
  Net realized/unrealized losses from investments                     (1.71)
--------------------------------------------------------------------------------
    Total from Investment Activities                                  (1.69)
Net Asset Value, End of Period                                      $  8.31
--------------------------------------------------------------------------------
    Total Return                                                    (16.90)%(a)
Ratios/Supplemental Data:
  Net assets at end of period                                       $31,951
  Ratio of expenses to average net assets                              0.55%(b)
  Ratio of net investment income to average net assets                 0.54%(b)
  Ratio of expenses to average net assets**                            0.80%(b)
  Portfolio turnover rate                                                38%(c)
--------------------------------------------------------------------------------
 *    Fund commenced operations on July 11, 2000
** During the period, certain fees were contractually reduced. If such contractual fee reductions had not occurred, the ratio would have been as indicated.
(a)   Not annualized
(b)   Annualized
(c)   Represents the portfolio turnover rate of the Extended Index Master
      Portfolio

--------------------------------------------------------------------------------
Van Ness Funds -- Prospectus                                                  34

FINANCIAL HIGHLIGHTS

Van Ness International Index Fund

The Financial Highlights table is intended to help you understand the Fund's financial performance since its inception on July 11, 2000. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate of return that an investor would have realized on an investment in the Fund (assuming reinvestment of all dividends and distributions, if any). The information presented has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, which is available upon request.

                                                                    For the
                                                                  period ended
                                                                  December 31,
                                                                      2000*
                                                                 ---------------
Net Asset Value, Beginning of Period                                $ 10.00
--------------------------------------------------------------------------------
  Net investment income                                                0.02
  Net realized/unrealized losses from investments                     (1.20)
--------------------------------------------------------------------------------
    Total from Investment Activities                                  (1.18)
Net Asset Value, End of Period                                      $  8.82
--------------------------------------------------------------------------------
    Total Return                                                    (11.80)%(a)
Ratios/Supplemental Data:
  Net assets at end of period                                       $36,703
  Ratio of expenses to average net assets                              0.55%(b)
  Ratio of net investment income to average net assets                 0.69%(b)
  Ratio of expenses to average net assets**                            0.90%(b)
  Portfolio turnover rate                                                45%(c)
--------------------------------------------------------------------------------
 *    Fund commenced operations on July 11, 2000
** During the period, certain fees were contractually reduced. If such contractual fee reductions had not occurred, the ratio would have been as indicated.
(a)   Not annualized
(b)   Annualized
(c) Represents the portfolio turnover rate of the International Index Master Portfolio

--------------------------------------------------------------------------------
Van Ness Funds -- Prospectus                                                  35

FINANCIAL HIGHLIGHTS

Van Ness Total Bond Index Fund

The Financial Highlights table is intended to help you understand the Fund's financial performance since its inception on July 11, 2000. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate of return that an investor would have realized on an investment in the Fund (assuming reinvestment of all dividends and distributions, if any). The information presented has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, which is available upon request.

                                                                    For the
                                                                  period ended
                                                                  December 31,
                                                                      2000*
                                                                 ---------------
Net Asset Value, Beginning of Period                                $ 10.00
--------------------------------------------------------------------------------
  Net investment income                                                0.30
  Net realized/unrealized losses from investments                      0.40
--------------------------------------------------------------------------------
    Total from Investment Activities                                   0.70
Shareholder Distributions:
  From net investment income                                          (0.30)
--------------------------------------------------------------------------------
    Total Shareholder Distributions                                   (0.30)
Net Asset Value, End of Period                                      $ 10.40
--------------------------------------------------------------------------------
    Total Return                                                       7.09%(a)
Ratios/Supplemental Data:
  Net assets at end of period                                       $33,769
  Ratio of expenses to average net assets                              0.55%(b)
  Ratio of net investment income to average net assets                 6.22%(b)
  Ratio of expenses to average net assets**                            0.80%(b)
  Portfolio turnover rate                                                52%(c)
--------------------------------------------------------------------------------
 *    Fund commenced operations on July 11, 2000.
** During the period, certain fees were contractually reduced. If such contractual fee reductions had not occurred, the ratio would have been as indicated.
(a)   Not annualized
(b)   Annualized
(c)   Represents the portfolio turnover rate of the Bond Index Master Portfolio

--------------------------------------------------------------------------------
Van Ness Funds -- Prospectus                                                  36

FINANCIAL HIGHLIGHTS

Van Ness Money Market Fund

The Financial Highlights table is intended to help you understand the Fund's financial performance since its inception on July 11, 2000. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate of return that an investor would have realized on an investment in the Fund (assuming reinvestment of all dividends and distributions, if any). The information presented has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, which is available upon request.

                                                                    For the
                                                                  period ended
                                                                  December 31,
                                                                      2000*
                                                                 ---------------
Net Asset Value, Beginning of Period                                $  1.00
--------------------------------------------------------------------------------
  Net investment income                                               0.029
    Total from Investment Activities                                  0.029
--------------------------------------------------------------------------------
Shareholder Distributions:
  From net investment income                                         (0.029)
--------------------------------------------------------------------------------
    Total Shareholder Distributions                                  (0.029)
Net Asset Value, End of Period                                      $  1.00
--------------------------------------------------------------------------------
    Total Return                                                       2.96%(a)
Ratios/Supplemental Data:
  Net assets at end of period                                       $57,384
  Ratio of expenses to average net assets                              0.55%(b)
  Ratio of net investment income to average net assets                 6.16%(b)
  Ratio of expenses to average net assets**                            0.80%(b)
--------------------------------------------------------------------------------
 *    Fund commenced operations on July 11, 2000
** During the period, certain fees were contractually reduced. If such contractual fee reductions had not occurred, the ratio would have been as indicated.
(a)   Not annualized
(b)   Annualized

--------------------------------------------------------------------------------
Van Ness Funds -- Prospectus                                                  37

MORE INFORMATION

The SAI contains more information on each Fund. The SAI is incorporated into this Prospectus by reference. Further information about the Funds' investments will be available in the Funds' annual and semi-annual reports. In a Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its fiscal year.

Additional information, including the SAI and the most recent annual and semi-annual reports (when available), may be obtained without charge at the Investing web site. Shareholders will be alerted by e-mail when a prospectus amendment, annual or semi-annual report is available. Shareholders may also call the toll-free number listed below for additional information or with any questions.

Further information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may call 202-942-8090 for information about the operations of the Public Reference Room. Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies can also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

Whatifi Asset Management, Inc.

100 Unicorn Park Drive, Woburn, Massachusetts 01801

Toll-Free: 1-877-942-8434

Investment Company Act file No.: 811-09741

--------------------------------------------------------------------------------
Van Ness Funds -- Prospectus                                                  38